Document and Entity Information	Mar. 27, 2026
Cover [Abstract]
Entity Registrant Name	Oportun Financial Corp
Amendment Flag	false
Entity Central Index Key	0001538716
Document Type	8-K
Document Period End Date	Mar. 27, 2026
Entity File Number	001-39050
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	45-3361983
Entity Address, Address Line One	1825 South Grant Street
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	(650)
Local Phone Number	810-8823
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	OPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false